ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS - Functional and presentation currency (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Foreign exchange rates [abstract]
Spot rate at year end	16.39	17.75	18.19
Average prevailing rate for the financial year	16.88	18.15	18.70